UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-9082

M FUND, INC.
(Exact name of registrant as specified in charter)

M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon		97209
(Address of principal executive offices)		(Zip code)

JoNell Hermanson, President M Fund, Inc. M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon 97209
(Name and address of agent for service)

With a copy to: Frederick R. Bellamy, Esquire Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, N.W. Washington, D.C. 20004-2415

Registrant’s telephone number, including area code:		(503) 232-6960

Date of fiscal year end:	12/31/2012

Date of reporting period:	9/30/2012

Item 1. Schedule of Investments.

The schedule of investments for the period ending September 30, 2012, is filed herewith.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2012

Shares		Value (Note 1)

	COMMON STOCKS—97.0%

	Austria—0.7%
82,840	Erste Group Bank AG*	$1,848,565

	Belgium—2.7%
78,077	Anheuser-Busch InBev NV	6,639,023

	Brazil—4.0%
254,100	Banco Bradesco SA	4,082,396
178,100	Itau Unibanco Holding SA, ADR (Preference)	2,721,368
277,700	Petroleo Brasileiro SA	3,064,323
		9,868,087
	Canada—1.5%
29,013	Potash Corp. of Saskatchewan, Inc.	1,261,037
59,491	Potash Corp. of Saskatchewan, Inc. (New York)	2,583,099
		3,844,136
	China—1.4%
2,594,000	PetroChina Co., Ltd.	3,405,565

	Denmark—3.7%
57,626	Novo Nordisk A/S	9,103,547

	France—13.8%
70,347	Accor SA	2,346,316
314,806	AXA SA	4,688,634
50,805	Cie de St-Gobain	1,784,619
64,254	Danone	3,955,909
28,536	Essilor International SA	2,672,156
66,325	JCDecaux SA†	1,505,178
31,007	L’Oreal SA	3,835,531
11,456	Legrand SA	431,783
42,790	Pernod-Ricard SA	4,800,939
75,796	Schneider Electric SA	4,485,832
18,584	Unibail-Rodamco SE, REIT	3,704,000
		34,210,897
	Germany—7.6%
36,607	Allianz SE, Registered	4,355,602
73,753	Daimler AG, Registered	3,569,748
35,115	Linde AG	6,046,686
69,464	SAP AG	4,919,377
		18,891,413
	Hong Kong—3.7%
246,000	Cheung Kong Holdings, Ltd.	3,604,000
394,000	China Mobile, Ltd.	4,380,008
360,000	Hang Lung Properties, Ltd.	1,230,325
		9,214,333
	Japan—9.2%
73,300	Canon, Inc.†	2,343,458
32,900	FANUC Corp.	5,303,460
186,605	Japan Tobacco, Inc.†	5,600,063

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Japan (Continued)
73,100	Komatsu, Ltd.†	$1,439,707
21,300	SMC Corp.†	3,433,547
119,600	Toyota Motor Corp.†	4,658,944
		22,779,179
	Malaysia—2.3%
992,200	Genting Bhd	2,827,438
930,200	Sime Darby Bhd	2,982,483
		5,809,921
	Netherlands—1.8%
3,333	Heineken NV	198,692
122,251	Royal Dutch Shell Plc	4,225,953
		4,424,645
	Singapore—2.3%
239,220	DBS Group Holdings, Ltd.	2,805,065
189,000	United Overseas Bank, Ltd.	3,026,280
		5,831,345
	Sweden—6.7%
278,200	Atlas Copco AB	6,492,519
156,500	Investor AB	3,445,058
276,384	Sandvik AB	3,751,010
209,107	Volvo AB	2,931,853
		16,620,440
	Switzerland—14.5%
187,184	ABB, Ltd., Registered*	3,510,820
68,644	Cie Financiere Richemont SA	4,116,451
60,391	Holcim, Ltd., Registered*	3,846,274
88,916	Nestle SA, Registered	5,606,293
84,590	Novartis AG, Registered	5,176,135
31,753	Roche Holding AG	5,931,953
12,451	Syngenta AG, Registered	4,653,404
253,214	UBS AG, Registered*	3,082,722
		35,924,052
	Taiwan—1.7%
267,721	Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	4,235,346

	United Kingdom—17.1%
101,280	Anglo American Plc	2,971,647
197,153	BG Group Plc	3,979,532
138,473	BHP Billiton Plc	4,304,417
146,203	British American Tobacco Plc	7,506,434
139,569	CRH Plc†	2,686,481
231,995	Diageo Plc	6,516,608
137,357	Imperial Tobacco Group Plc	5,083,747
103,389	Pearson Plc	2,020,125
290,561	Rolls-Royce Holdings Plc*	3,955,337

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	United Kingdom (Continued)
219,721	Xstrata Plc	$3,397,261
		42,421,589
	United States—2.3%
141,490	Freeport-McMoRan Copper & Gold, Inc.	5,600,174

	TOTAL COMMON STOCKS (Cost $243,372,801)	240,672,257

Par Amount		Yield	Maturity

	SHORT-TERM INVESTMENTS—10.3%

$5,878,523	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	10/01/2012	5,878,523

Shares
19,689,556	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	0.310%	19,689,556

	TOTAL SHORT-TERM INVESTMENTS (Cost $25,568,079)		25,568,079

	TOTAL INVESTMENTS AT MARKET VALUE—107.3% (Cost $268,940,880)		266,240,336
	Liabilities in Excess of Other Assets—(7.3)%		(18,137,368)
	NET ASSETS—100.0%		$248,102,968

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

SP ADR—Sponsored American Depositary Receipt

*                                         Non-income producing security

†                                         Denotes all or a portion of security on loan (Note 1)

††                                  Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At September 30, 2012, industry diversification of the M International Equity Fund’s investments as a percentage of net assets was as follows:

Summary of Industry Classifications	Percentage of Net Assets
Machinery	9.4%
Pharmaceuticals	8.2%
Beverages	7.3%
Tobacco	7.3%
Metals and Mining	6.6%
Chemicals	5.9%
Oil, Gas and Consumable Fuels	5.9%
Commercial Banks	5.8%
Food Products	3.9%
Insurance	3.6%
Electrical Equipment	3.4%
Automobiles	3.3%
Construction Materials	2.6%
Hotels, Restaurants & Leisure	2.1%
Real Estate Management and Development	2.0%
Software	2.0%
Wireless Telecommunication Services	1.8%
Semiconductors and Semiconductor Equipment	1.7%
Textiles, Apparel and Luxury Goods	1.7%
Aerospace & Defense	1.6%
Personal Products	1.5%
Real Estate Investment Trusts (REITs)	1.5%
Diversified Financial Services	1.4%
Media	1.4%
Capital Markets	1.2%
Industrial Conglomerates	1.2%
Health Care Equipment and Supplies	1.1%
Office Electronics	0.9%
Building Products	0.7%
Short-Term Investments	10.3%
Total	107.3%

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2012

Shares		Value (Note 1)

	COMMON STOCKS—98.9%

	Aerospace & Defense—2.3%
20,700	Precision Castparts Corp.	$3,381,138

	Beverages—3.0%
98,900	SABMiller Plc, SP ADR†	4,351,600

	Biotechnology—5.4%
101,600	Celgene Corp.*	7,762,240

	Chemicals—9.7%
70,600	Ecolab, Inc.	4,575,586
76,900	Monsanto Co.	6,999,438
23,400	Praxair, Inc.	2,430,792
		14,005,816
	Computers and Peripherals—13.4%
23,500	Apple, Inc.	15,680,610
134,800	EMC Corp.*	3,675,996
		19,356,606
	Energy Equipment and Services—3.7%
72,900	Schlumberger, Ltd.	5,272,857

	Health Care Equipment and Supplies—2.3%
6,600	Intuitive Surgical, Inc.*	3,271,158

	Hotels, Restaurants & Leisure—9.4%
113,800	Las Vegas Sands Corp.	5,276,906
63,400	Starbucks Corp.	3,217,550
75,900	Yum! Brands, Inc.	5,035,206
		13,529,662
	Industrial Conglomerates—4.9%
308,200	General Electric Co.	6,999,222

	Internet Software and Services—11.0%
134,600	eBay, Inc.*	6,515,986
6,235	Google, Inc., Class A*	4,704,308
138,300	Tencent Holdings, Ltd., ADR	4,685,604
		15,905,898
	IT Services—6.2%
58,700	Cognizant Technology Solutions Corp., Class A*	4,104,304
35,550	Visa, Inc., Class A	4,773,654
		8,877,958
	Media—6.6%
88,400	Discovery Communications, Inc., Class A†, *	5,271,292
81,500	Walt Disney Co. (The)	4,260,820
		9,532,112
	Multiline Retail—6.3%
124,200	Dollar General Corp.*	6,401,268

The accompanying notes are an integral part of these Schedules of Investments.

Shares				Value (Note 1)

	Multiline Retail (Continued)
41,500	Family Dollar Stores, Inc.			$2,751,450
				9,152,718
	Pharmaceuticals—7.0%
72,300	Allergan, Inc.			6,621,234
39,200	Shire Plc, ADR			3,477,040
				10,098,274
	Road and Rail—2.1%
25,800	Union Pacific Corp.			3,062,460

	Specialty Retail—0.3%
7,440	Ross Stores, Inc.			480,624

	Tobacco—3.7%
60,000	Philip Morris International, Inc.			5,396,400

	Trading Companies and Distributors—1.6%
11,020	WW Grainger, Inc.†			2,296,237

	TOTAL COMMON STOCKS (Cost $114,883,816)			142,732,980

Par Amount		Yield	Maturity

	SHORT-TERM INVESTMENTS—6.1%

$2,066,656	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	10/01/2012	2,066,656

Shares
6,767,806	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	0.310%		6,767,806

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,834,462)			8,834,462

	TOTAL INVESTMENTS AT MARKET VALUE—105.0% (Cost $123,718,278)			151,567,442
	Liabilities in Excess of Other Assets—(5.0)%			(7,266,813)
	NET ASSETS—100.0%			$144,300,629

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

*                                         Non-income producing security

†                                         Denotes all or a portion of security on loan (Note 1)

††                                  Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At September 30, 2012, industry sector diversification of the M Large Cap Growth Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	30.6%
Consumer Discretionary	22.6%
Health Care	14.7%
Industrials	10.9%
Materials	9.7%
Consumer Staples	6.7%
Energy	3.7%
Short-Term Investments	6.1%
Total	105.0%

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2012

Shares		Value (Note 1)

	COMMON STOCKS—99.3%

	Aerospace & Defense—0.6%
56,290	Orbital Sciences Corp.*	$819,582

	Air Freight and Logistics—1.3%
33,500	Hub Group, Inc., Class A*	994,280
67,200	UTi Worldwide, Inc.	905,184
		1,899,464
	Airlines—4.3%
19,400	Alaska Air Group, Inc.*	680,164
105,500	JetBlue Airways Corp.†, *	505,345
237,400	United Continental Holdings, Inc.*	4,629,300
35,500	US Airways Group, Inc.†, *	371,330
		6,186,139
	Auto Components—1.0%
18,800	Autoliv, Inc.†	1,165,036
8,500	Tenneco, Inc.†, *	238,000
		1,403,036
	Biotechnology—1.2%
8,800	BioMarin Pharmaceutical, Inc.*	354,376
51,500	InterMune, Inc.†, *	461,955
14,600	Myriad Genetics, Inc.*	394,054
153,700	Nanosphere, Inc.†, *	510,284
		1,720,669
	Building Products—2.3%
45,100	Apogee Enterprises, Inc.	884,862
38,200	Lennox International, Inc.	1,847,352
15,400	Trex Co., Inc.*	525,448
		3,257,662
	Capital Markets—1.8%
60,600	Jefferies Group, Inc.	829,614
32,800	Raymond James Financial, Inc.	1,202,120
16,400	Waddell & Reed Financial, Inc., Class A	537,428
		2,569,162
	Chemicals—2.7%
21,800	Albemarle Corp.	1,148,424
29,700	Cabot Corp.	1,086,129
9,800	Celanese Corp., Series A	371,518
22,600	FMC Corp.	1,251,588
		3,857,659
	Commercial Banks—2.2%
290,000	CapitalSource, Inc.	2,198,200
50,130	Popular, Inc.*	873,766
		3,071,966
	Commercial Services & Supplies—1.2%
17,000	Clean Harbors, Inc.*	830,450

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Commercial Services & Supplies (Continued)
19,700	Republic Services, Inc.	$541,947
17,820	Ritchie Bros. Auctioneers, Inc.†	342,679
		1,715,076
	Communications Equipment—1.2%
18,100	ADTRAN, Inc.†	312,768
17,290	Anaren, Inc.*	345,627
68,314	Arris Group, Inc.*	873,736
7,300	Riverbed Technology, Inc.*	169,871
		1,702,002
	Computers and Peripherals—1.3%
20,000	Synaptics, Inc.†, *	480,400
34,800	Western Digital Corp.	1,347,804
		1,828,204
	Construction and Engineering—2.0%
33,600	Foster Wheeler AG*	805,056
10,400	Jacobs Engineering Group, Inc.*	420,472
64,100	Quanta Services, Inc.*	1,583,270
		2,808,798
	Construction Materials—1.3%
38,800	Eagle Materials, Inc.	1,794,888

	Consumer Finance—0.3%
39,600	Green Dot Corp., Class A*	484,308

	Containers and Packaging—2.4%
66,000	Crown Holdings, Inc.*	2,425,500
27,100	Packaging Corp. of America	983,730
		3,409,230
	Diversified Consumer Services—1.2%
73,900	K12, Inc.†, *	1,492,780
8,700	Sotheby’s†	274,050
		1,766,830
	Diversified Financial Services—0.4%
14,000	Moody’s Corp.	618,380

	Diversified Telecommunication Services—2.4%
92,700	Cogent Communications Group, Inc.†	2,131,173
135,500	Premiere Global Services, Inc.*	1,266,925
		3,398,098
	Electrical Equipment—2.4%
56,800	Belden, Inc.	2,094,784
10,900	Encore Wire Corp.†	318,934
12,900	Hubbell, Inc., Class B	1,041,546
		3,455,264
	Electronic Equipment, Instruments & Components—4.6%
51,200	DTS, Inc.†, *	1,191,936

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Electronic Equipment, Instruments & Components (Continued)
176,200	Flextronics International, Ltd.*	$1,057,200
9,800	Itron, Inc.†, *	422,870
43,900	Jabil Circuit, Inc.	821,808
72,200	Rogers Corp.*	3,058,392
		6,552,206
	Energy Equipment and Services—2.4%
8,400	Core Laboratories NV	1,020,432
21,000	Dril-Quip, Inc.*	1,509,480
74,800	McDermott International, Inc.*	914,056
		3,443,968
	Health Care Equipment and Supplies—7.8%
34,200	Cooper Cos., Inc. (The)	3,230,532
149,100	Dexcom, Inc.*	2,240,973
126,900	Insulet Corp.†, *	2,738,502
46,200	MAKO Surgical Corp.†, *	804,342
71,200	Symmetry Medical, Inc.*	704,168
107,460	Syneron Medical, Ltd.*	1,047,735
86,900	Unilife Corp.†, *	271,128
		11,037,380
	Health Care Providers and Services—1.7%
11,561	Catamaran Corp.*	1,132,631
16,900	Mednax, Inc.†, *	1,258,205
		2,390,836
	Hotels, Restaurants & Leisure—0.2%
22,100	WMS Industries, Inc.†, *	361,998

	Household Durables—0.8%
23,600	Harman International Industries, Inc.	1,089,376

	Industrial Conglomerates—0.5%
12,500	Carlisle Cos., Inc.	649,000

	Insurance—3.3%
12,700	Everest Re Group, Ltd.	1,358,392
39,400	Fidelity National Financial, Inc.	842,766
22,300	HCC Insurance Holdings, Inc.	755,747
46,500	W. R. Berkley Corp.	1,743,285
		4,700,190
	Internet Software and Services—3.1%
16,100	Akamai Technologies, Inc.*	615,986
17,300	comScore, Inc.†, *	263,825
20,600	Constant Contact, Inc.†, *	358,440
32,000	Digital River, Inc.*	533,120
28,500	IntraLinks Holdings, Inc.*	186,390
70,700	Monster Worldwide, Inc.†, *	518,231
103,040	QuinStreet, Inc.*	864,506
14,700	VeriSign, Inc.*	715,743

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Internet Software and Services (Continued)
17,170	Web.com Group, Inc.†, *	$308,201
		4,364,442
	IT Services—0.8%
10,500	Global Payments, Inc.	439,215
12,500	Higher One Holdings, Inc.†, *	168,500
19,900	Verifone Systems, Inc.†, *	554,215
		1,161,930
	Life Sciences Tools and Services—1.1%
19,200	Illumina, Inc.†, *	925,440
35,200	QIAGEN NV†, *	651,552
		1,576,992
	Machinery—4.2%
46,900	Harsco Corp.	962,857
96,200	Meritor, Inc.*	407,888
24,400	Navistar International Corp.†, *	514,596
18,900	Pall Corp.	1,199,961
8,100	Pentair, Inc.†	360,531
212,300	Wabash National Corp.*	1,513,699
16,400	WABCO Holdings, Inc.*	945,788
		5,905,320
	Marine—0.4%
9,900	Kirby Corp.†, *	547,272

	Media—1.8%
44,900	Imax Corp.†, *	893,959
108,000	Lions Gate Entertainment Corp.†, *	1,649,160
		2,543,119
	Metals and Mining—1.9%
22,500	Agnico-Eagle Mines, Ltd.	1,167,300
31,600	Allegheny Technologies, Inc.	1,008,040
56,800	Horsehead Holding Corp.†, *	530,512
		2,705,852
	Multiline Retail—0.8%
24,020	Dollar Tree, Inc.*	1,159,566

	Oil, Gas and Consumable Fuels—7.5%
120,600	Abraxas Petroleum Corp.†, *	277,380
27,400	Cabot Oil & Gas Corp.	1,230,260
63,200	Carrizo Oil & Gas, Inc.†, *	1,580,632
17,800	Continental Resources, Inc.†, *	1,368,820
28,300	InterOil Corp.†, *	2,186,458
51,900	Kodiak Oil & Gas Corp.*	485,784
241,940	Magnum Hunter Resources Corp.†, *	1,074,214
80,700	Rex Energy Corp.†, *	1,077,345

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Oil, Gas and Consumable Fuels (Continued)
38,300	World Fuel Services Corp.†	$1,363,863
		10,644,756
	Pharmaceuticals—1.3%
8,900	Perrigo Co.†	1,033,913
10,300	Watson Pharmaceuticals, Inc.*	877,148
		1,911,061
	Professional Services—0.5%
63,800	RPX Corp.*	715,198

	Road and Rail—1.3%
12,100	Kansas City Southern	916,938
18,400	Landstar System, Inc.	869,952
		1,786,890
	Semiconductors and Semiconductor Equipment—10.0%
30,900	Altera Corp.	1,050,136
12,400	Cabot Microelectronics Corp.	435,736
25,600	Cymer, Inc.*	1,307,136
64,900	Cypress Semiconductor Corp.†, *	695,728
86,300	Fairchild Semiconductor International, Inc.*	1,132,256
40,500	International Rectifier Corp.†, *	675,945
49,500	Maxim Integrated Products, Inc.	1,317,690
84,700	MEMC Electronic Materials, Inc.*	232,925
41,100	Microsemi Corp.*	824,877
87,500	Monolithic Power Systems, Inc.†, *	1,728,125
85,900	ON Semiconductor Corp.*	530,003
180,100	RF Micro Devices, Inc.*	711,395
14,400	Silicon Laboratories, Inc.*	529,344
53,270	Skyworks Solutions, Inc.*	1,255,308
77,100	TriQuint Semiconductor, Inc.†, *	389,355
44,700	Ultratech, Inc.*	1,402,686
		14,218,645
	Software—2.5%
26,700	Advent Software, Inc.*	656,019
115,734	Rovi Corp.*	1,679,300
118,900	TiVo, Inc.†, *	1,240,127
		3,575,446
	Specialty Retail—2.1%
72,540	Chico’s FAS, Inc.	1,313,699
17,800	Rue21, Inc.†, *	554,470
33,800	Select Comfort Corp.†, *	1,066,390
		2,934,559
	Textiles, Apparel and Luxury Goods—0.8%
25,300	Hanesbrands, Inc.*	806,564
13,500	Vera Bradley, Inc.†, *	321,975
		1,128,539
	Trading Companies and Distributors—1.7%
34,700	MRC Global, Inc.*	853,273

The accompanying notes are an integral part of these Schedules of Investments.

Shares				Value (Note 1)

	Trading Companies and Distributors (Continued)
20,700	Watsco, Inc.†			$1,568,853
				2,422,126
	Wireless Telecommunication Services—2.7%
102,100	MetroPCS Communications, Inc.*			1,195,591
124,500	NII Holdings, Inc.†, *			977,325
25,700	SBA Communications Corp.†, *			1,616,530
				3,789,446
	TOTAL COMMON STOCKS (Cost $109,362,928)			141,082,530

Par Amount		Yield	Maturity

	SHORT-TERM INVESTMENTS—22.4%

$1,088,817	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	10/01/2012	1,088,817

Shares
30,735,994	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	0.310%		30,735,994

	TOTAL SHORT-TERM INVESTMENTS (Cost $31,824,811)			31,824,811

	TOTAL INVESTMENTS AT MARKET VALUE—121.7% (Cost $141,187,739)			172,907,341
	Liabilities in Excess of Other Assets—(21.7)%			(30,819,364)
	NET ASSETS—100.0%			$142,087,977

Notes to the Schedule of Investments:

*                                             Non-income producing security

†                                             Denotes all or a portion of security on loan (Note 1)

††                                      Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At September 30, 2012, industry sector diversification of the M Capital Appreciation Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	23.5%
Industrials	22.7%
Health Care	13.1%
Energy	9.9%
Consumer Discretionary	8.7%
Materials	8.3%
Financials	8.0%
Telecommunication Services	5.1%
Short-Term Investments	22.4%
Total	121.7%

The accompanying notes are an integral part of these Schedules of Investments.

M Business Opportunity Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2012

Shares		Value (Note 1)

	COMMON STOCKS—98.2%

	Aerospace & Defense—2.3%
9,700	Precision Castparts Corp.	$1,584,398

	Beverages—3.5%
31,640	Coca-Cola Co. (The)	1,200,105
17,140	PepsiCo, Inc.	1,212,998
		2,413,103
	Biotechnology—2.2%
18,180	Amgen, Inc.	1,532,938

	Capital Markets—6.2%
13,460	Franklin Resources, Inc.†	1,683,442
65,370	Morgan Stanley	1,094,294
35,880	State Street Corp.	1,505,525
		4,283,261
	Chemicals—5.2%
16,500	Eastman Chemical Co.	940,665
23,570	EI Du Pont de Nemours & Co.†	1,184,864
14,100	Praxair, Inc.	1,464,708
		3,590,237
	Commercial Banks—5.5%
14,830	CIT Group, Inc.*	584,154
38,760	U.S. Bancorp	1,329,468
56,010	Wells Fargo & Co.	1,934,025
		3,847,647
	Commercial Services & Supplies—4.1%
51,120	Tyco International, Ltd.	2,876,011

	Communications Equipment—2.1%
28,150	Motorola Solutions, Inc.	1,422,982

	Diversified Financial Services—8.1%
123,410	Bank of America Corp.	1,089,710
49,620	Citigroup, Inc.	1,623,567
72,590	JPMorgan Chase & Co.	2,938,443
		5,651,720
	Energy Equipment and Services—2.0%
18,850	Schlumberger, Ltd.	1,363,420

	Food and Staples Retailing—0.8%
7,700	Wal-Mart Stores, Inc.	568,260

	Health Care Equipment and Supplies—1.6%
18,610	Baxter International, Inc.	1,121,439

	Health Care Providers and Services—4.9%
9,300	Laboratory Corp. of America Holdings*	859,971
10,590	McKesson Corp.	911,058

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Health Care Providers and Services (Continued)
29,720	UnitedHealth Group, Inc.	$1,646,785
		3,417,814
	Hotels, Restaurants & Leisure—1.6%
12,050	McDonald’s Corp.	1,105,588

	Household Products—0.7%
5,530	Kimberly-Clark Corp.†	474,363

	Industrial Conglomerates—2.8%
84,660	General Electric Co.	1,922,629

	Insurance—6.4%
48,700	American International Group, Inc.*	1,596,873
16,500	Chubb Corp.	1,258,620
22,820	Travelers Cos., Inc. (The)†	1,557,693
		4,413,186
	Internet Software and Services—2.0%
29,360	eBay, Inc.*	1,421,318

	IT Services—3.7%
7,530	International Business Machines Corp.	1,562,098
2,150	MasterCard, Inc., Class A	970,682
		2,532,780
	Life Sciences Tools and Services—1.3%
15,580	Thermo Fisher Scientific, Inc.	916,571

	Media—1.6%
23,940	Time Warner, Inc.	1,085,200

	Multiline Retail—2.9%
12,790	Kohl’s Corp.	655,104
36,950	Macy’s, Inc.	1,390,059
		2,045,163
	Oil, Gas and Consumable Fuels—8.3%
18,240	Chevron Corp.	2,126,055
14,330	Devon Energy Corp.	866,965
22,790	Occidental Petroleum Corp.	1,961,307
10,920	Royal Dutch Shell Plc, ADR	778,596
		5,732,923
	Paper and Forest Products—5.0%
95,830	International Paper Co.†	3,480,546

	Pharmaceuticals—7.5%
24,220	Abbott Laboratories	1,660,523
79,960	Pfizer, Inc.	1,987,006
8,050	Shire Plc, ADR	714,035

The accompanying notes are an integral part of these Schedules of Investments.

Shares				Value (Note 1)

	Pharmaceuticals (Continued)
20,730	Teva Pharmaceutical Industries, Ltd., SP ADR			$858,429
				5,219,993
	Software—3.2%
40,040	Microsoft Corp.			1,192,391
32,050	Oracle Corp.			1,009,255
				2,201,646
	Specialty Retail—2.7%
5,060	AutoZone, Inc.†, *			1,870,530

	TOTAL COMMON STOCKS (Cost $54,998,475)			68,095,666

Par Amount		Yield	Maturity

	SHORT-TERM INVESTMENTS—10.7%

$1,204,459	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	10/01/2012	1,204,459

Shares
6,249,580	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	0.310%		6,249,580

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,454,039)			7,454,039

	TOTAL INVESTMENTS AT MARKET VALUE—108.9% (Cost $62,452,514)			75,549,705
	Liabilities in Excess of Other Assets—(8.9)%			(6,182,175)
	NET ASSETS—100.0%			$69,367,530

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

*                                         Non-income producing security

†                                         Denotes all or a portion of security on loan (Note 1)

††                                  Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At September 30, 2012, industry sector diversification of the M Business Opportunity Value Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Financials	26.2%
Health Care	17.5%
Information Technology	11.0%
Energy	10.3%
Materials	10.2%
Industrials	9.2%
Consumer Discretionary	8.8%
Consumer Staples	5.0%
Short-Term Investments	10.7%
Total	108.9%

The accompanying notes are an integral part of these Schedules of Investments.

M Fund, Inc.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

M Fund, Inc. (the “Company”) was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  As of September 30, 2012, the Company consisted of four separate diversified investment portfolios:  M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Business Opportunity Value Fund (each singularly a “Fund” or collectively the “Funds”), each of which is, in effect, a separate mutual fund.

1.              Significant Accounting Policies

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies and are consistently followed by the Funds in the preparation of their Schedules of Investments.

Portfolio Valuation

Equity securities and other similar investments traded on a recognized U.S. securities exchange are valued at the last sale price on the exchange on which the securities are traded. If no sale occurs, equity securities and other similar investments traded on a U.S. exchange are valued at the most recent bid price. Equity securities and other similar investments traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price. If no sale occurs, equity securities and other similar investments traded on NASDAQ are valued at the most recent bid price. Equity securities and other similar investments traded on a non-U.S. exchange are generally valued according to the latest closing values on that exchange prior to the close of the New York Stock Exchange. However, if an event which may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the Board of Directors may decide to value the security based on fair value. The Board of Directors has approved the use of an independent fair value service for foreign securities, which may provide a fair value price on trading days when the S&P 500 Index moves more than 1%. The use of a fair value price may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the Fund’s NAV. Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation date or, if no sale occurs, at the most recent bid price. Debt securities of the Funds with a remaining maturity of sixty-one days or more will be valued on the basis of dealer-supplied quotations or by a pricing service approved by the Company’s Board of Directors. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant accretion or amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which a pricing service supplies no quotations or quotations are not deemed to be representative of market value or for which there are no readily available market quotations are valued at fair value as determined in good faith by the Pricing Committee appointed by the Board of Directors.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is utilized to maximize the use of observable data inputs and minimize the use of unobservable data inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use to price the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use to price the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use to price the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments;

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments).

The valuation techniques used by the Funds to measure fair value during the period ended September 30, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

As of September 30, 2012, (i) all of the Funds’  long-term investments classified as Level 1, as represented on the Schedule of Investments; and (ii) all short-term investments classified as Level 2.

The Funds disclose significant transfers in and out of Level 1 and Level 2 of the fair value hierarchy, the reasons for the transfers, as well as, the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy. The Fund had no significant transfers in and out of Level 1 and Level 2 of the fair value hierarchy during the period ended September 30, 2012.

Security Lending

The Funds participate in a securities lending program whereby each Fund may loan its portfolio securities in an amount up to 33 1/3% of its total assets.  The Funds receive cash (U.S. currency) as collateral against the loaned securities.  Such collateral is invested by the securities lending agent in a money market mutual fund that meets certain quality and diversification requirements in accordance with Rule 2a-7 under the 1940 Act. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined each day at the close of business of the Funds and any change in the amount of collateral is delivered to or paid by the Fund the next day.

The collateral received is recorded on a lending Fund’s statement of assets and liabilities, along with the related obligation to return the collateral. A Fund may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Should the borrower of the securities fail financially, there is a risk of delay in the recovery of the securities or loss of rights in the collateral. Any dividends or interest payable by the issuers of the loaned portfolio securities, during the time that the securities are on loan, are paid to the borrowers of those securities. Dividend or interest payments that are made to borrowers of the loaned securities are reimbursed by the borrowers to the Funds. Such reimbursement amounts do not comprise qualified dividend income under the United States Internal Revenue Code.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to the borrower through State Street Bank and Trust Company as the securities lending agent, is the source of the Fund’s securities lending income, 65% of which is paid to the Fund, 35% of which is paid to the custodian as securities lending agent.

As of September 30, 2012, the value of the securities on loan and the value of the related collateral were as follows:

	Market Value of Loaned Securities	Market Value of Collateral
M International Equity Fund	$18,616,138	$19,689,556
M Large Cap Growth Fund	6,630,028	6,767,806
M Capital Appreciation Fund	29,778,412	30,735,994
M Business Opportunity Value Fund	6,096,779	6,249,580

2.    Tax Information

As of September 30, 2012, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ Depreciation

M International Equity Fund	$268,980,852	$19,198,246	$(21,938,762)	$(2,740,516)
M Large Cap Growth Fund	124,035,351	27,890,585	(358,494)	27,532,091
M Capital Appreciation Fund	142,613,641	40,438,751	(10,145,051)	30,293,700
M Business Opportunity Value Fund	63,680,545	12,783,370	(914,210)	11,869,160

The Funds did not have any unrecognized tax benefits as of September 30, 2012, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense. During the period ended September 30, 2012, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, December 2008 through December 2011. No examination of any of the Funds’ tax filings is currently in progress.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report on Form N-Q, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that the information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

M Fund, Inc.

		By:	/s/ JoNell Hermanson
JoNell Hermanson, President (as Principal Executive Officer)

Date	11/14/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

		By:	/s/ JoNell Hermanson
JoNell Hermanson, President (as Principal Executive Officer)

Date	11/14/2012

		By:	/s/ David Lees
David Lees, Secretary / Treasurer (as Principal Financial Officer)

Date	11/14/2012